Financial Assets for Trading at Fair Value Through Profit and Loss (Details) - Schedule of Portfolio of Financial Assets Derivative Contracts - CLP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total	$ 306,629,511	$ 220,811,161
Demand
Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total	0	0
Up to 1 month
Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total	40,674,644	31,521,777
Between 1 and 3 months
Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total	52,116,352	28,425,029
Between 3 and 12 months
Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total	72,916,146	41,588,089
Between 1 and 3 years
Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total	48,458,895	54,528,548
Between 3 and 5 years
Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total	35,097,053	22,822,764
More than 5 years
Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total	57,366,421	41,924,954
Fair value
Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total	10,879,777	12,309,770
Currency forward
Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total	82,257,287	44,866,442
Currency forward | Demand
Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total	0	0
Currency forward | Up to 1 month
Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total	25,231,549	14,227,181
Currency forward | Between 1 and 3 months
Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total	17,959,495	9,262,636
Currency forward | Between 3 and 12 months
Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total	27,913,502	13,988,163
Currency forward | Between 1 and 3 years
Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total	6,971,335	5,818,091
Currency forward | Between 3 and 5 years
Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total	2,517,760	576,456
Currency forward | More than 5 years
Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total	1,663,646	993,915
Currency forward | Fair value
Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total	2,055,569	1,038,292
Interest rate swaps
Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total	142,844,439	95,168,834
Interest rate swaps | Demand
Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total	0	0
Interest rate swaps | Up to 1 month
Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total	13,947,595	15,353,818
Interest rate swaps | Between 1 and 3 months
Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total	29,006,667	15,394,905
Interest rate swaps | Between 3 and 12 months
Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total	30,995,890	16,392,696
Interest rate swaps | Between 1 and 3 years
Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total	20,723,603	21,541,572
Interest rate swaps | Between 3 and 5 years
Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total	16,894,592	9,219,884
Interest rate swaps | More than 5 years
Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total	31,276,092	17,265,959
Interest rate swaps | Fair value
Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total	1,332,806	1,907,001
Cross currency swaps
Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total	81,377,568	80,045,391
Cross currency swaps | Demand
Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total	0	0
Cross currency swaps | Up to 1 month
Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total	1,434,261	1,826,508
Cross currency swaps | Between 1 and 3 months
Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total	5,123,374	3,315,310
Cross currency swaps | Between 3 and 12 months
Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total	13,944,592	11,052,105
Cross currency swaps | Between 1 and 3 years
Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total	20,763,957	27,159,964
Cross currency swaps | Between 3 and 5 years
Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total	15,684,701	13,026,424
Cross currency swaps | More than 5 years
Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total	24,426,683	23,665,080
Cross currency swaps | Fair value
Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total	7,489,381	9,356,353
Call currency options
Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total	102,385	367,407
Call currency options | Demand
Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total	0	0
Call currency options | Up to 1 month
Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total	22,061	42,802
Call currency options | Between 1 and 3 months
Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total	23,401	198,509
Call currency options | Between 3 and 12 months
Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total	56,923	117,175
Call currency options | Between 1 and 3 years
Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total	0	8,921
Call currency options | Between 3 and 5 years
Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total	0	0
Call currency options | More than 5 years
Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total	0	0
Call currency options | Fair value
Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total	1,039	6,618
Put currency options
Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total	47,832	363,087
Put currency options | Demand
Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total	0	0
Put currency options | Up to 1 month
Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total	39,178	71,468
Put currency options | Between 1 and 3 months
Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total	3,415	253,669
Put currency options | Between 3 and 12 months
Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total	5,239	37,950
Put currency options | Between 1 and 3 years
Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total	0	0
Put currency options | Between 3 and 5 years
Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total	0	0
Put currency options | More than 5 years
Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total	0	0
Put currency options | Fair value
Schedule of Portfolio of Financial Assets Derivative Contracts [Line Items]
Total	$ 982	$ 1,506